Vanguard TIPS Transition Fund | Retail
Risk/Return
Investment Objective

The Fund seeks to transition a portfolio of long-, intermediate-, and short-term inflation-indexed bonds contributed by six Vanguard funds into a portfolio of short-term inflation-indexed bonds that resembles the Barclays U.S. Treasury Inflation-Protected Securities 0-5 Year Index (the Index). Shortly after completion of the transition, it is expected that the Fund will cease operations.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Institutional Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard TIPS Transition Fund Retail) Vanguard TIPS Transition Fund	Vanguard TIPS Transition Fund - Investor Shares	Vanguard TIPS Transition Fund - Institutional Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard TIPS Transition Fund Retail) Vanguard TIPS Transition Fund	Vanguard TIPS Transition Fund - Investor Shares	Vanguard TIPS Transition Fund - Institutional Shares
Management Expenses	0.17%	0.04%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.20%	0.07%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard TIPS Transition Fund Retail) Vanguard TIPS Transition Fund (USD $)	1 YEAR	3 YEAR
Vanguard TIPS Transition Fund - Investor Shares	20	64
Vanguard TIPS Transition Fund - Institutional Shares	7	23

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. The Fund has no operating history and therefore has no portfolio turnover information. Because the Fund's investment objective contemplates the sale of a majority of the Fund's initial portfolio holdings, it is expected that the Fund will have a high turnover rate during its short existence.

Primary Investment Strategies

The Fund has been established to facilitate the transition of three Vanguard Target Retirement Funds and three Vanguard Target Retirement Trusts (collectively, the Investing Funds) from investing in shares of Vanguard Inflation-Protected Securities Fund (the Old Underlying Fund) to investing in shares of Vanguard Short-Term Inflation-Protected Securities Index Fund (the New Underlying Fund). In furtherance of this goal, the Fund, at its inception, will accept a portfolio of long-, intermediate-, and short-term inflation-indexed bonds contributed by the Investing Funds (and which the Investing Funds received as the proceeds of in-kind redemptions from the Old Underlying Fund) and thereafter will sell those bonds that are inconsistent with the investment objective of the New Underlying Fund and then use the proceeds to purchase bonds that are consistent with the investment objective. The Fund will invest at least 80% of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity. At a minimum, all bonds purchased by the Fund will be rated 'investment-grade' or, if unrated, will be considered by the advisor to be investment-grade.

Primary Risks

An investment in the Fund could lose money. Because of the Fund's unique investment objective and strategies, its risks are different from the risks of other funds that hold inflation-indexed bonds. The Fund is subject to the following risks, which could affect the Fund's performance:

Transition risk, which is the chance that the market for inflation-indexed bonds will be disrupted during the period when the Fund is actively buying and selling such bonds, making it more costly than anticipated to transition the Fund's portfolio in accordance with the Fund's investment objective.

Interest rate risk, which is the chance that the value of a bond will decline because of an increase in the level of interest rates. Although inflation-indexed bonds seek to provide inflation protection, their prices may decline when interest rates rise and vice versa.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The Fund began operations on April 30, 2013, so performance information is not yet available.

Shareholder Fees (Vanguard TIPS Transition Fund)	0 Months Ended
Apr. 30, 2013
Vanguard TIPS Transition Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Vanguard TIPS Transition Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Vanguard TIPS Transition Fund)	0 Months Ended
Apr. 30, 2013
Vanguard TIPS Transition Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.17%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.20%
Vanguard TIPS Transition Fund - Institutional Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.07%

Expense Example, No Redemption (Vanguard TIPS Transition Fund, USD $)	0 Months Ended
Apr. 30, 2013
Vanguard TIPS Transition Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 20
3 YEAR	64
Vanguard TIPS Transition Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	$ 23

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2013
Registrant Name	dei_EntityRegistrantName	Vanguard Malvern Funds
Central Index Key	dei_EntityCentralIndexKey	0000836906
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2013
Vanguard TIPS Transition Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Risk/Return	rr_RiskReturnHeading	Risk/Return
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Fund seeks to transition a portfolio of long-, intermediate-, and short-term inflation-indexed bonds contributed by six Vanguard funds into a portfolio of short-term inflation-indexed bonds that resembles the Barclays U.S. Treasury Inflation-Protected Securities 0-5 Year Index (the Index). Shortly after completion of the transition, it is expected that the Fund will cease operations.

Expenses Heading	rr_ExpenseHeading	Fees and Expenses
Fees and Expenses of the Fund	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Institutional Shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. The Fund has no operating history and therefore has no portfolio turnover information. Because the Fund's investment objective contemplates the sale of a majority of the Fund's initial portfolio holdings, it is expected that the Fund will have a high turnover rate during its short existence.

EXAMPLE	rr_ExpenseExampleHeading	Examples
Expense Example, Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Institutional Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Shares provide a return of 5% a year, that total annual fund operating expenses remain as stated in the preceding table, and that you redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy:	rr_StrategyHeading	Primary Investment Strategies
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund has been established to facilitate the transition of three Vanguard Target Retirement Funds and three Vanguard Target Retirement Trusts (collectively, the Investing Funds) from investing in shares of Vanguard Inflation-Protected Securities Fund (the Old Underlying Fund) to investing in shares of Vanguard Short-Term Inflation-Protected Securities Index Fund (the New Underlying Fund). In furtherance of this goal, the Fund, at its inception, will accept a portfolio of long-, intermediate-, and short-term inflation-indexed bonds contributed by the Investing Funds (and which the Investing Funds received as the proceeds of in-kind redemptions from the Old Underlying Fund) and thereafter will sell those bonds that are inconsistent with the investment objective of the New Underlying Fund and then use the proceeds to purchase bonds that are consistent with the investment objective. The Fund will invest at least 80% of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may invest in bonds of any maturity. At a minimum, all bonds purchased by the Fund will be rated 'investment-grade' or, if unrated, will be considered by the advisor to be investment-grade.

Risk:	rr_RiskHeading	Primary Risks
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund could lose money. Because of the Fund's unique investment objective and strategies, its risks are different from the risks of other funds that hold inflation-indexed bonds. The Fund is subject to the following risks, which could affect the Fund's performance:

Transition risk, which is the chance that the market for inflation-indexed bonds will be disrupted during the period when the Fund is actively buying and selling such bonds, making it more costly than anticipated to transition the Fund's portfolio in accordance with the Fund's investment objective.

Interest rate risk, which is the chance that the value of a bond will decline because of an increase in the level of interest rates. Although inflation-indexed bonds seek to provide inflation protection, their prices may decline when interest rates rise and vice versa.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund could lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund began operations on April 30, 2013, so performance information is not yet available.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Bar Chart Narrative	rr_BarChartNarrativeTextBlock	The Fund began operations on April 30, 2013, so performance information is not yet available.
Vanguard TIPS Transition Fund | Vanguard TIPS Transition Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Expenses	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
Vanguard TIPS Transition Fund | Vanguard TIPS Transition Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Expenses	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.07%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	7
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	23